Revenue	6 Months Ended
Sep. 30, 2025
Revenue [Abstract]
REVENUE

Note 3 — REVENUE

The following table presents the Company’s revenue disaggregated by product categories for the six months ended September 30, 2024 and 2025, respectively:

	Six months ended September 30
	2024	2025	2025
	S$	S$	US$
Sales of products – at a point in time
Safety equipment	17,857,745	18,160,280	14,077,736
Auxiliary products	4,241,804	6,316,331	4,896,381
Total revenue	22,099,549	24,476,611	18,974,117